Consolidated Statement of Changes in Shareholders’ Deficit / Equity - USD ($)	Issued capital	Shares to be issued	Own shares held	Share premium	Stock options and share based incentives	Retained (deficit) earnings	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Attributable to the equity holders of the parent	Non-controlling Interests	Total
Balance at Jun. 30, 2022	$ 326,694			$ (7,566,943)	$ 777,376	$ (6,607,764)	$ 1,773,218	$ (1,004,755)	$ (12,302,174)	$ 137,171,291	$ 124,869,117
Increase in capital	203,476			555,760					759,236		759,236
Changes in ownership interests in subsidiaries				(29,474,351)					(29,474,351)	(46,940,078)	(76,414,429)
Share-based incentives of subsidiaries					1,076,480				1,076,480	3,009,120	4,085,600
Business combination				24,464,108					24,464,108	130,515,236	154,979,344
Distribution of dividends										(452,129)	(452,129)
(Loss) / Profit for the year						40,435,923			40,435,923	12,686,685	53,122,608
Other comprehensive loss							(1,048,439)	(319,161)	(1,367,600)	(1,011,645)	(2,379,245)
Balance at Jun. 30, 2023	530,170			(12,021,426)	1,853,856	33,828,159	724,779	(1,323,916)	23,591,622	234,978,480	258,570,102
Increase in capital	68,199		(7,319)	206,720					267,600		267,600
Changes in ownership interests in subsidiaries			(437,154)	6,297,799					5,860,645	557,267	6,417,912
Share-based incentives of subsidiaries					4,368,319				4,368,319	9,592,291	13,960,610
Business combination										1,114,083	1,114,083
Distribution of dividends										(174,800)	(174,800)
(Loss) / Profit for the year						(32,685,398)			(32,685,398)	3,624,094	(29,061,304)
Other comprehensive loss							(189,952)		(189,952)	(902,881)	(1,092,833)
Balance at Jun. 30, 2024	598,369		(444,473)	(5,516,907)	6,222,175	1,142,761	534,827	(1,323,916)	1,212,836	248,788,534	250,001,370
Increase in capital	111,345			346,160					457,505		457,505
Changes in ownership interests in subsidiaries			22,327	11,791,403					11,813,730	11,416,836	23,230,566
Share-based incentives of subsidiaries					1,049,706				1,049,706	3,326,658	4,376,364
Business combination	379,462	77,589		33,047,480					33,504,531	6,316,790	39,821,321
BIOX of deconsolidation										(220,368,368)	(220,368,368)
Distribution of dividends										(72,051)	(72,051)
(Loss) / Profit for the year						(111,460,708)			(111,460,708)	(65,178,892)	(176,639,600)
Other comprehensive loss							(2,548,683)		(2,548,683)	(1,132,026)	(3,680,709)
Balance at Jun. 30, 2025	$ 1,089,176	$ 77,589	$ (422,146)	$ 39,668,136	$ 7,271,881	$ (110,317,947)	$ (2,013,856)	$ (1,323,916)	$ (65,971,083)	$ (16,902,519)	$ (82,873,602)